Supplemental Cash Flow Information - Schedule of Significant Non-cash Transactions (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Supplemental Cash Flow Informations [Abstract]
Increase in right-of-use assets	¥ 504	¥ 8,862	¥ 1,852